Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net Income from interest	$ 34,829,711	$ 51,323,816	$ 45,955,945
Net fee Income (Expense)	28,083,643	32,875,084	32,563,302
Net Income from Financial Instruments measured at fair value through Profit or Loss	72,830,225	26,694,103	13,016,280
Income from Derecognition of Assets Measured at Amortized Cost	219,480	340,953
Exchange rate differences on gold and foreign currency	8,690,613	5,810,359	5,351,615
Other Operating Income	21,132,149	16,059,120	15,343,582
Income from Insurance Business	3,673,312	4,413,942	5,099,409
Loan and other Receivables Loss Provisions	(22,203,274)	(25,074,262)	(11,220,314)
Personnel Expenses	(24,448,962)	(26,191,885)	(26,287,914)
Administrative Expenses	(24,316,921)	(24,734,949)	(22,188,104)
Depreciation and Impairment of Assets	(5,064,576)	(2,541,273)	(2,214,325)
Other Operating Expenses	(25,769,551)	(25,996,238)	(22,467,570)
Loss on net monetary position	(30,798,238)	(27,787,774)	(10,496,441)
Operating Income	36,857,611	5,190,996	22,455,465
Share of profit from Associates and Joint Ventures			494,082
Income / (Loss) before Taxes from Continuing Operations	36,857,611	5,190,996	22,949,547
Income Tax from Continuing Operations	(13,038,494)	(10,633,705)	(11,259,035)
Net Income from Continuing Operations	23,819,117	(5,442,709)	11,690,512
Income from Discontinued Operations		(399,589)	0
Income Tax from Discontinued Operations		(48,726)	(494,971)
Net (Loss) / Income for the Year	23,819,117	(5,891,024)	11,195,541
Other Comprehensive Income (Loss)	402,671	(134,580)	(668,759)
Net Income for the Year Attributable to Non-controlling Interests	110,994	(559,465)	744,801
Net Income (Loss) for the Year Attributable to Parent Company's Owners	24,110,794	(5,466,139)	9,781,981
Operating segments [member] | Banks [member]
Disclosure of operating segments [line items]
Net Income from interest	23,829,880	36,321,873	30,343,208
Net fee Income (Expense)	15,983,558	19,194,255	18,710,757
Net Income from Financial Instruments measured at fair value through Profit or Loss	69,892,812	24,593,481	10,346,176
Income from Derecognition of Assets Measured at Amortized Cost	219,480	340,953
Exchange rate differences on gold and foreign currency	8,299,399	5,675,217	5,101,331
Other Operating Income	17,428,097	10,690,164	7,818,416
Loan and other Receivables Loss Provisions	(16,327,637)	(16,726,059)	(6,162,426)
Personnel Expenses	(17,851,851)	(17,742,469)	(17,468,835)
Administrative Expenses	(17,544,667)	(16,086,816)	(14,286,964)
Depreciation and Impairment of Assets	(3,688,592)	(1,567,989)	(1,411,511)
Other Operating Expenses	(20,974,990)	(19,724,535)	(16,162,844)
Loss on net monetary position	(24,755,675)	(20,007,090)	(4,757,368)
Operating Income	34,509,814	4,960,985	12,069,940
Share of profit from Associates and Joint Ventures	57,473	29,265	3,167,771
Income / (Loss) before Taxes from Continuing Operations	34,567,287	4,990,250	15,237,711
Income Tax from Continuing Operations	(12,284,172)	(7,706,460)	(5,662,856)
Net Income from Continuing Operations	22,283,115	(2,716,210)	9,574,855
Income from Discontinued Operations		(386,705)
Income Tax from Discontinued Operations		(46,620)	(494,971)
Net (Loss) / Income for the Year	22,283,115	(3,149,535)	9,079,884
Other Comprehensive Income (Loss)	413,387	(118,343)	(704,222)
Net Income (Loss) for the Year Attributable to Parent Company's Owners	22,696,502	(3,267,878)	8,375,662
Operating segments [member] | Regional Credit Cards [member]
Disclosure of operating segments [line items]
Net Income from interest	9,745,998	14,118,849	14,692,244
Net fee Income (Expense)	12,982,524	13,737,370	16,239,409
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,574,730	1,361,704	948,513
Exchange rate differences on gold and foreign currency	121,859	(78,136)	27,139
Other Operating Income	3,615,370	5,664,346	5,429,379
Loan and other Receivables Loss Provisions	(5,941,434)	(8,228,337)	(5,034,644)
Personnel Expenses	(5,541,262)	(7,370,447)	(7,708,187)
Administrative Expenses	(6,058,295)	(7,622,837)	(6,947,580)
Depreciation and Impairment of Assets	(1,144,637)	(820,951)	(708,236)
Other Operating Expenses	(4,685,071)	(6,160,489)	(6,183,421)
Loss on net monetary position	(4,632,130)	(5,914,357)	(3,247,894)
Operating Income	1,037,652	(1,313,285)	7,506,722
Share of profit from Associates and Joint Ventures			0
Income / (Loss) before Taxes from Continuing Operations	1,037,652	(1,313,285)	7,506,722
Income Tax from Continuing Operations	(384,481)	(1,978,259)	(4,268,291)
Net Income from Continuing Operations	653,171	(3,291,544)	3,238,431
Net (Loss) / Income for the Year	653,171	(3,291,544)	3,238,431
Net Income for the Year Attributable to Non-controlling Interests	265	(572)	161
Net Income (Loss) for the Year Attributable to Parent Company's Owners	652,906	(3,290,972)	3,238,270
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Net Income from interest	840,755	651,111	658,322
Net fee Income (Expense)			0
Net Income from Financial Instruments measured at fair value through Profit or Loss	71,614	33,535	(25,758)
Exchange rate differences on gold and foreign currency	(2,767)	6,367	3,055
Other Operating Income	395,803	251,961	112,112
Income from Insurance Business	1,918,113	2,480,269	2,633,978
Loan and other Receivables Loss Provisions	65,797	(119,866)	(23,244)
Personnel Expenses	(814,634)	(884,221)	(848,259)
Administrative Expenses	(522,677)	(628,655)	(692,419)
Depreciation and Impairment of Assets	(214,065)	(140,717)	(74,354)
Other Operating Expenses	(368)	(618)	(2,482)
Loss on net monetary position	(760,942)	(862,275)	(529,766)
Operating Income	976,629	786,891	1,211,185
Share of profit from Associates and Joint Ventures			5,104
Income / (Loss) before Taxes from Continuing Operations	976,629	786,891	1,216,289
Income Tax from Continuing Operations	(342,823)	(476,525)	(630,965)
Net Income from Continuing Operations	633,806	310,366	585,324
Net (Loss) / Income for the Year	633,806	310,366	585,324
Other Comprehensive Income (Loss)	(10,716)	(16,237)	35,463
Net Income (Loss) for the Year Attributable to Parent Company's Owners	623,090	294,129	620,787
Operating segments [member] | Other businesses [member]
Disclosure of operating segments [line items]
Net Income from interest	52,958	188,948	205,239
Net fee Income (Expense)	363	(3,669)	(4,379)
Net Income from Financial Instruments measured at fair value through Profit or Loss	291,069	705,383	1,747,349
Exchange rate differences on gold and foreign currency	272,122	206,911	220,090
Other Operating Income	850,648	1,423,299	2,111,479
Personnel Expenses	(241,215)	(194,748)	(262,633)
Administrative Expenses	(319,490)	(444,303)	(314,250)
Depreciation and Impairment of Assets	(17,282)	(11,616)	(20,224)
Other Operating Expenses	(115,940)	(110,596)	(118,823)
Loss on net monetary position	(649,491)	(1,004,052)	(1,961,413)
Operating Income	123,742	755,557	1,602,435
Share of profit from Associates and Joint Ventures			0
Income / (Loss) before Taxes from Continuing Operations	123,742	755,557	1,602,435
Income Tax from Continuing Operations	(27,018)	(472,461)	(696,923)
Net Income from Continuing Operations	96,724	283,096	905,512
Income from Discontinued Operations		(12,884)
Income Tax from Discontinued Operations		(2,106)
Net (Loss) / Income for the Year	96,724	268,106	905,512
Net Income (Loss) for the Year Attributable to Parent Company's Owners	96,724	268,106	905,512
Adjustments [member]
Disclosure of operating segments [line items]
Net Income from interest	360,120	43,035	56,932
Net fee Income (Expense)	(882,802)	(52,872)	(2,382,485)
Exchange rate differences on gold and foreign currency		0	0
Other Operating Income	(1,157,769)	(1,970,650)	(127,804)
Income from Insurance Business	1,755,199	1,933,673	2,465,431
Administrative Expenses	128,208	47,662	53,109
Other Operating Expenses	6,818
Operating Income	209,774	848	65,183
Share of profit from Associates and Joint Ventures	(57,473)	(29,265)	(2,678,793)
Income / (Loss) before Taxes from Continuing Operations	152,301	(28,417)	(2,613,610)
Income Tax from Continuing Operations			0
Net Income from Continuing Operations	152,301	(28,417)	(2,613,610)
Net (Loss) / Income for the Year	152,301	(28,417)	(2,613,610)
Net Income for the Year Attributable to Non-controlling Interests	110,729	(558,893)	744,640
Net Income (Loss) for the Year Attributable to Parent Company's Owners	$ 41,572	$ 530,476	$ (3,358,250)